Short-Term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Amount outstanding at end of year	$ 191,226	$ 189,116
Cash Management [Member]
Short-term Debt [Line Items]
Amount outstanding at end of year	191,226	189,116	$ 204,162
Maximum amount outstanding at any month end	194,738	209,370	204,162
Average amount outstanding	$ 184,725	$ 189,430	$ 180,275
Weighted average interest rate, For the year	0.66%	0.74%	0.82%
Weighted average interest rate, As of year end	0.60%	0.72%	0.82%